Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)

Note 17. Quarterly Financial Information (Unaudited)

	(dollars in millions, except per share amounts)
Quarter Ended	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Full Year
2019
Operating Revenues	$32,128	$32,071	$32,894	$34,775	$131,868
Operating Income	7,709	7,850	8,180	6,639	30,378
Net Income	5,160	4,074	5,337	5,217	19,788
Net Income Attributable to Verizon	5,032	3,944	5,194	5,095	19,265
Basic Earnings Per Share Attributable to Verizon(1)	$1.22	$0.95	$1.26	$1.23	$4.66
Diluted Earnings Per Share Attributable to Verizon(1)	$1.22	$0.95	$1.25	$1.23	$4.65

2018
Operating Revenues	$31,772	$32,203	$32,607	$34,281	$130,863
Operating Income	7,349	6,617	7,675	637	22,278
Net Income	4,666	4,246	5,062	2,065	16,039
Net Income Attributable to Verizon	4,545	4,120	4,924	1,939	15,528
Basic Earnings Per Share Attributable to Verizon(1)	$1.11	$1.00	$1.19	$0.47	$3.76
Diluted Earnings Per Share Attributable to Verizon(1)	$1.11	$1.00	$1.19	$0.47	$3.76

(1) Net income attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.

Results of operations for 2019 and 2018 include the following after-tax charges (credits) attributable to Verizon:

					(dollars in millions)
	2019				2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Severance, pension and benefits charges (credits)	$(71)	$—	$215	$108	$—	$250	$(335)	$108
Early debt redemption costs	—	1,140	—	1,520	184	—	352	—
Acquisition and integration related charges	—	—	—	—	82	92	103	142
Product realignment charges	—	—	—	—	—	509	—	—
Net gain from dispositions of assets and businesses	—	—	(224)	—	—	—	—	—
Disposition of preferred stock	—	—	—	(2,247)	—	—	—	—
Impairment charges	—	—	—	214	—	—	—	4,527
Historical Wireless legal entity restructuring	—	—	—	—	—	—	—	(2,065)

Disposition of Preferred Stock
During the fourth quarter of 2019, we completed the disposition of preferred stock, representing a minority interest in a foreign affiliate, which resulted in a non-recurring income tax benefit of approximately $2.2 billion in our consolidated statement of income for the year ended December 31, 2019.

Historical Wireless Legal Entity Restructuring
During the fourth quarter of 2018, we completed an internal reorganization of legal entities within the historical Wireless business which resulted in a non-recurring income tax benefit of approximately $2.1 billion in our consolidated statement of income for the year ended December 31, 2018, which reduced our deferred tax liability by the same amount.